Other Liabilities, Provisions, Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Other Current Financial Liabilities
26.1 Other current financial liabilities

	December 31, 2019		December 31, 2018
Sundry creditors	Ps.	11,509	Ps.	8,489
Derivative financial instruments (see Note 21)		848		384
Other notes payable (1)		11,294		—
Others		4		20

Total	Ps.	23,655	Ps.	8,893

(1)	Related to Socofar’s put option exercised on December 13, 2019.

Schedule of Provisions and Other Non-Current Liabilities	26.2 Provisions and other non-current liabilities

	December 31, 2019		December 31, 2018
Contingencies	Ps.	8,854	Ps.	9,928
Payable taxes		710		873
Others		879		767

Total	Ps.	10,443	Ps.	11,568

Schedule of Other Financial Liabilities	26.3 Other financial liabilities

	December 31, 2019		December 31, 2018
Derivative financial instruments (see Note 21)	Ps.	1,672	Ps.	1,262
Security deposits		809		970

Total	Ps.	2,481	Ps.	2,232

Schedule of Provisions Recorded in Consolidated Statement of Financial Position
The following table presents the nature and amount of the contingencies recorded as of December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
Indirect taxes	Ps.	5,062	Ps.	5,421
Labor		2,455		2,601
Legal		1,337		1,906

Total	Ps.	8,854	Ps.	9,928

Summary of Changes in Provisions
26.5 Changes in the balance of provisions recorded
26.5.1 Indirect taxes

	December 31, 2019		December 31, 2018		December 31, 2017
Balance at beginning of the period	Ps.	5,421	Ps.	6,836	Ps.	11,065
Penalties and other charges		1		123		362
New contingencies		486		178		91
Contingencies added in business combination		—		104		861
Cancellation and expiration		(247)		106		(796)
Payments		(174)		(112)		(947)
Brazil amnesty adoption		—		—		(3,321)
Effects of changes in foreign exchange rates		(425)		(951)		(479)
Effects due to derecognition of Philippines		—		(863)		—

Balance at end of the period	Ps.	5,062	Ps.	5,421	Ps.	6,836

26.5.2 Labor

	December 31, 2019		December 31, 2018		December 31, 2017
Balance at beginning of the period	Ps.	2,601	Ps.	2,723	Ps.	2,578
Penalties and other charges		293		310		56
New contingencies		521		330		283
Contingencies added in business combination		44		289		—
Cancellation and expiration		(283)		(133)		(32)
Payments		(500)		(193)		(92)
Effects of changes in foreign exchange rates		(221)		(725)		(69)
Venezuela deconsolidation effect		—		—		(1)

Balance at end of the period	Ps.	2,455	Ps.	2,601	Ps.	2,723

26.5.3 Legal

	December 31, 2019		December 31, 2018		December 31, 2017
Balance at beginning of the period	Ps.	1,906	Ps.	3,296	Ps.	2,785
Penalties and other charges		94		86		121
New contingencies		213		72		186
Contingencies added in business combination		77		67		783
Cancellation and expiration		(542)		(146)		(16)
Payments		(318)		(251)		(417)
Brazil amnesty adoption		—		—		7
Effects of changes in foreign exchange rates		(93)		(335)		(151)
Venezuela deconsolidation effect		—		—		(2)
Effects due to derecognition of Philippines		—		(883)		—

Balance at end of the period	Ps.	1,337	Ps.	1,906	Ps.	3,296